Summary of Significant Accounting Policies and Disclosures (Details Narrative)	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Apr. 04, 2024 USD ($)	May 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Interest Costs Capitalized				$ 0	$ 0
Property, Plant and Equipment, Useful Life				30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)				$ 400
Transfer of Disposal Group Asset is Expected to Qualify for Recognition, Completion of Sale Period				1 year
Proceeds from Sale of Property, Plant, and Equipment				$ 53,483,000	(0)
Future charter rate assumptions				The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values
Prepaid Expense and Other Assets, Current				$ 28,685,000		$ 31,949,000
Other Assets, Noncurrent				17,397,000		20,155,000
Deferred Revenue, Current				47,030,000		44,742,000
Deferred Revenue, Noncurrent				$ 45,257,000		57,551,000
Number of Reportable Segments				1
Derivative, Loss on Derivative				$ 2,831,000	764,000
Derivative, Description of Hedged Item				the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Interest Rate Description				1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate				0.64%
Unrealized gain on the interest rate caps				$ 0	551,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax				0	551,000
Interest Rate Caps [Member]
Derivative, Notional Amount	$ 507,891,000						$ 484,106,000
Number of interest rate caps	2
Derivative, Cap Interest Rate	0.75%						0.75%
Derivative, Maturity Date	fourth quarter 2026
Derivative, Contract End Date							Nov. 30, 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Derivative, Loss on Derivative				2,831,000	764,000
FX Option [Member]
Derivative, Notional Amount		$ 3,000,000
Description of Foreign Currency Derivative Activities		the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements, starting April 11, 2024, and ending March 13, 2025. The strike price was EURUSD 1.10
Derivative, Contract End Date		Mar. 13, 2025
Charters Revenues [Member]
Loss in charter revenue				2,738,000	$ 4,249,000
Prepaid Expense and Other Assets, Current				11,721,000		9,657,000
Other Assets, Noncurrent				16,912,000		19,670,000
Deferred Revenue, Current				7,322,000		5,310,000
Deferred Revenue, Noncurrent				$ 9,469,000		9,438,000
Dimitris Y [Member]
Sale price agreed in Memorandum of Agreement			$ 35,600,000
Date of Vessel sale			March 10, 2025
Tasman Marine LLC [Member]
Proceeds from Sale of Property, Plant, and Equipment						$ 31,500,000